Document and Entity Information	12 Months Ended
Mar. 31, 2017
Document and Entity Information:
Entity Registrant Name	INVESTVIEW, INC.
Document Type	S-1
Document Period End Date	Mar. 31, 2017
Trading Symbol	invu
Amendment Flag	true
Entity Central Index Key	0000862651
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Description	1